Related Parties - Schedule of Transactions with Key Management Personnel (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Transactions with Key Management Personnel [Abstract]
Short-term benefits	$ 2,365,213	$ 541,670	$ 245,593
Post-employment benefits	4,992	2,682	12,218
Share based payments	10,330,689	1,068,538	1,250,393
Termination benefits
Total remuneration	$ 12,700,894	$ 1,612,890	$ 1,508,204